2. Summary of significant accounting policies (Details Narrative 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Costs	¥ 852	¥ 631	¥ 427
Advertising and promotional expenses	17	44	12
ZHEJIANG JIAHUAN
Research and Development Costs	6,982	4,981
ZHEJIANG TIANLAN
Research and Development Costs	18,895	21,796	15,018
Advertising and promotional expenses	¥ 24	¥ 11	¥ 25